SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2014	2015	2016

Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(493)	$(381)	$(299)
Foreign exchange loss, net	-	-	(595)

	(493)	(381)	(894)
Financial income:

Interest on short-term and long-term bank deposits	141	54	303
Foreign exchange gains, net	2,331	969	-

	2,472	1,023	303

Financial income (expenses), net	$1,979	$642	$(591)